TRADE RECEIVABLES, NET - NON CURRENT AND CURRENT	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
TRADE RECEIVABLES, NET - NON CURRENT AND CURRENT	TRADE RECEIVABLES, NET – NON CURRENT AND CURRENT

	As of December 31,
	2020	2019

Trade receivables	—	897

Trade receivables, net – Non-current	—	897

Current accounts	832,544	920,937
Trade receivables with related parties (Note 25)	96,394	41,696
Allowance for doubtful accounts (Note 18)	(10,500)	(12,961)

Trade receivables, net - Current	918,438	949,672

	Trade receivables, net as of December 31, 2020
	Total	Fully performing	Past due

Guaranteed	387,718	373,384	14,334
Not guaranteed	541,220	518,914	22,306

Trade receivables	928,938	892,298	36,640

Allowance for doubtful accounts (Note 18)	(10,500)	—	(10,500)

Trade receivables, net	918,438	892,298	26,140

	Trade receivables, net as of December 31, 2019
	Total	Fully performing	Past due

Guaranteed	469,087	424,052	45,035
Not guaranteed	494,443	453,184	41,259

Trade receivables	963,530	877,236	86,294

Allowance for doubtful accounts (Note 18)	(12,961)	—	(12,961)

Trade receivables, net	950,569	877,236	73,333